Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of components of the Company's provision for income taxes

	Year ended
	December 31
	2015	2016	2017
Tax at federal statutory rate	35.0%	35.0%	35.0%
State, net of federal benefit	2.4	2.8	3.0
Permanent items	(0.8)	(0.5)	(1.1)
Research and development (R&D) tax credit	1.4	1.3	1.2
Federal tax rate change	—	—	(92.6)
Other	4.5	7.1	1.1
Change in valuation allowance	(42.5)	(45.7)	53.4
Total	—	—	—

Schedule of significant components of net deferred tax assets

	December 31
	2015	2016	2017
Deferred tax assets:
Net operating losses	$28,385	$36,626	$27,827
R&D tax credits	956	1,093	1,368
R&D expenditures, capitalized for tax	2,515	2,682	2,146
Accruals and other	1,165	1,065	753
	33,020	41,466	32,094
Deferred tax liabilities:
Depreciation and amortization	(28)	(4)	4
Net deferred tax assets	32,992	41,462	32,098
Valuation allowance	(32,992)	(41,462)	(32,098)
	$—	$—	$—